NOTES PAYABLE – WORKING CAPITAL (Details Narrative) - USD ($)							1 Months Ended			2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 21, 2021	Sep. 08, 2021	Sep. 03, 2021	Aug. 12, 2021	Jul. 22, 2021	Jul. 21, 2021	Sep. 30, 2019	Jan. 31, 2019	Jan. 31, 2018	Nov. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 26, 2021	Apr. 22, 2021	Jun. 30, 2017	Dec. 11, 2015	Jan. 15, 2015	Dec. 15, 2014
Extinguishment of Debt [Line Items]
Debt Instrument, Face Amount																			$ 151,688
Common Stock, Shares, Issued											120,508,194		96,027,242	120,508,194		72,807,929
Common Stock, Par or Stated Value Per Share											$ 0.001			$ 0.001		$ 0.001	$ 0.001					$ 0.001	$ 0.001
Stock Issued During Period, Shares, New Issues		310,000		310,000	1,300,000		11,000,000	400,000	466,667	1,650,000						17,275,871
Shares Issued, Price Per Share							$ 0.22		$ 0.50							$ 0.008				$ 0.50	$ 0.01		$ 0.001
Amortization of Debt Discount (Premium)																$ 1,411,203
Convertion of short term notes, face value														$ 1,713,924	$ 1,517,407
Stock Issued During Period, Value, Other											$ 208,331
Gain (Loss) on Extinguishment of Debt											87,575	$ 68,925		$ 725,723	919,242	916,204
Long-term Debt																4,672,096	3,595,561
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value													$ 1,090,696	$ 1,090,696
Interest Expense											382,601	681,076		$ 1,500,744	1,507,662	2,292,957	1,601,851
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																		1
Loss on extinguishment of debt											(87,575)	$ (68,925)		$ (725,723)	$ (919,242)	(916,204)
Preferred B Units [Member]
Extinguishment of Debt [Line Items]
Conversion of shares													248,944	248,944
Conversion shares, amount													$ 2,690,069	$ 2,690,069
Notes Payable [Member]
Extinguishment of Debt [Line Items]
Convertion of short term notes, face value																$ 1,080,000
Stock Issued During Period, Shares, Other																9,700,000
Stock Issued During Period, Value, Other																$ 1,651,900
Notes Payable Two [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Issuer													Company and the Company’s wholly owned operating subsidiary	Company and the Company’s wholly owned operating subsidiary
Stock Issued During Period, Shares, New Issues	500,000													300,000
Notes Payable One [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Face Amount											$ 2,169,100		$ 2,169,100	$ 2,169,100
Common Stock, Shares, Issued											600,000		600,000	600,000
Debt Instrument, Payment Terms													mature in 30-360 days	mature in 30-360 days
Debt Instrument, Collateral														The notes are secured by a pledge of the Company’s assets.
Stock Issued During Period, Shares, New Issues	100,000		34,489			1,220,000								125,000
Convertion of short term notes, face value													$ 3,166,973	$ 3,166,973
Gain (Loss) on Extinguishment of Debt													$ 725,723	$ (725,723)
Debt Instrument, Description													sale of additional short-term notes	sale of additional short-term notes
Warrants issued to purchase of common stock													17,333,333
Interest Expense													$ 839,434	$ 839,434
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right											17,333,333			17,333,333
Loss on extinguishment of debt													(725,723)	$ 725,723
Short-term Debt [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Face Amount																$ 2,869,171	$ 3,104,441
Debt Instrument, Collateral																The notes are secured by a pledge of certain of the Company’s current inventory and the Chief Executive Officer’s personal guaranty.	The notes are secured by a pledge of certain of the Company’s current inventory and Chief Executive Officer’s personal guaranty.
Debt Instrument, Maturity Date, Description																These short term working capital notes mature in 30-180 days.	These short-term working capital notes mature in 30-180 days.
Stock Issued During Period, Shares, New Issues																17,275,871	1,550,000
Issuance of warrants to purchase of stock.																2,550,000	125,000
Stock Issued During Period, Shares, Conversion of Convertible Securities																	300,000
Shares Issued, Price Per Share																	$ 0.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																$ 1,660,112	$ 1,134,368
Amortization of Debt Discount (Premium)																$ 1,411,203	1,068,784
On July 6, 2017 [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Issuance Date																Jul. 06, 2017
Debt Instrument, Face Amount																$ 250,000
Debt Instrument, Interest Rate, Stated Percentage																12.00%
Common Stock, Shares, Issued																250,000
Debt Instrument, Payment Terms																payments equal to 75-100% of current sales
Common Stock, Par or Stated Value Per Share																$ 0.50
Common Stock, Value, Subscriptions																$ 125,000
Long-term Debt																4,672,096	$ 3,595,561
In April, 2018 [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Face Amount																$ 250,000
Debt Instrument, Issuer																Company’s wholly-owned operating subsidiary
On January 15, 2015 [Member]
Extinguishment of Debt [Line Items]
Common Stock, Shares, Issued																300,000
In October and December, 2018 [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Face Amount																$ 425,000
Debt Instrument, Issuer																Company’s wholly-owned operating subsidiary
Three months ending March 31, 2019 [Member]
Extinguishment of Debt [Line Items]
Secured Debt											$ 4,988,633		$ 4,988,633	$ 4,988,633		$ 4,672,096